Warrant Liability (Details)			6 Months Ended	12 Months Ended
	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 09, 2022 CNY (¥)
Warrant Liability [Line Items]
Fair value			¥ (757,410,512)	¥ (863,708,298)	$ (105,804,279)
Private Warrants [Member]
Warrant Liability [Line Items]
Pivate placement per units | $ / shares					$ 11.5
Private warrant | shares			1		1
Fair value private warrants	$ 123,750
MicroAlgo [Member]
Warrant Liability [Line Items]
Par value | $ / shares					$ 0.001
Fair value | ¥						¥ 300,000
Private Warrants [Member] | MicroAlgo [Member]
Warrant Liability [Line Items]
Fair value private warrants | $		$ 380,000
Private Placement Units [Member] | MicroAlgo [Member]
Warrant Liability [Line Items]
Shares consummated | shares			225,000
IPO [Member] | MicroAlgo [Member]
Warrant Liability [Line Items]
Pivate placement per units | $ / shares					$ 10
Ordinary Share [Member]
Warrant Liability [Line Items]
Ordinary share issued | shares			1		1